CAPITAL AND RESERVES - RSU Plans (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 12, 2017	Dec. 31, 2017 CAD ($) EquityInstruments $ / shares	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 CAD ($) EquityInstruments $ / shares	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 08, 2016 USD ($)
Authorized share capital
Awards vesting schedule period		3 years	3 years
Restricted share unit liability			$ 2,730		$ 2,668
Share-based compensation - expensed			2,367		2,413
Share-based compensation - capitalized			1,366		4,153
2014 RSU Plan
Authorized share capital
Restricted share unit liability			0		542
Share-based compensation - expensed			297		642
Share-based compensation - capitalized			$ 34		$ 611
Activity
Outstanding beginning balance (in equity instruments) | EquityInstruments		86,659	86,659	215,698	215,698
Settled (in equity instruments) | EquityInstruments		(86,659)	(86,659)	(91,153)	(91,153)
Forfeited (in equity instruments) | EquityInstruments				(37,886)	(37,886)
Outstanding ending balance (in equity instruments) | EquityInstruments				86,659	86,659
Outstanding weighted fair value beginning (in dollars per equity instruments)		$ 10.65		$ 7.01
Settled weighted fair value (in dollars per equity instruments) | $ / shares		$ 13.34		$ 10.84
Forfeited weighted fair value (in dollars per equity instruments)				$ 8.43
Outstanding weighted fair value ending (in dollars per equity instruments)				$ 10.65
RSU's
Authorized share capital
Repurchase of equity for settlement in cash						$ 1,667
Restricted share unit liability			$ 2,715		$ 2,126	$ 2,179
Share-based compensation - expensed			3,365		2,006
Share-based compensation - capitalized			$ 687		$ 458
Activity
Outstanding beginning balance (in equity instruments) | EquityInstruments		735,729	735,729	861,344	861,344
Granted (in equity instruments) | EquityInstruments		370,472	370,472	352,902	352,902
Settled (in equity instruments) | EquityInstruments		(355,648)	(355,648)	(336,896)	(336,896)
Forfeited (in equity instruments) | EquityInstruments		(21,489)	(21,489)	(141,621)	(141,621)
Outstanding ending balance (in equity instruments) | EquityInstruments		729,064	729,064	735,729	735,729
Outstanding weighted fair value beginning (in dollars per equity instruments)		$ 10.65		$ 7.01
Granted weighted fair value (in dollars per equity instruments)		$ 12.96		$ 10.69
Settled weighted fair value (in dollars per equity instruments) | $ / shares		$ 13.07		$ 13.05
Forfeited weighted fair value (in dollars per equity instruments)		$ 13.85		$ 9.09
Outstanding weighted fair value ending (in dollars per equity instruments)		$ 14.41		$ 10.65
PSU's
Authorized share capital
Restricted share unit liability			$ 15		$ 0
Share-based compensation - expensed			$ 15		$ 0
Activity
Granted (in equity instruments) | EquityInstruments		74,140	74,140
Outstanding ending balance (in equity instruments) | EquityInstruments		74,140	74,140
Granted weighted fair value (in dollars per equity instruments)		$ 13.08
Outstanding weighted fair value ending (in dollars per equity instruments)		$ 14.41
PSU's | Minimum
Authorized share capital
Percentage of vesting number of units	0.00%
PSU's | Maximum
Authorized share capital
Percentage of vesting number of units	200.00%